Inventories	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Inventories

Note 8 — Inventories

	As of March 31,
	2024	2023
Finished goods	60,383	20,951
Inventory write down	—	(20,951)
Inventories, net	$60,383	$—

Inventories as of March 31, 2024 consisted of ViraxClear and ViraxVet test kits stored in a warehouse operated by a third party. There was no inventory at March 31, 2023 as inventory was written off to general and administrative costs. During the years ended March 31, 2024 and 2023, inventories expensed to cost of revenue were $105,829 and $9,926, respectively. There were no inventories expensed to cost of revenue during the year ended March 31, 2022.